Critical Accounting Judgements, Estimates, and Assumptions	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Changes in estimates	Critical Accounting Judgements, Estimates and Assumptions
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses as well as the disclosure of commitments and contingencies. Actual results may differ from these estimates and such differences may be material to the consolidated financial statements.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimate is revised if the revision affects only that year, or in the year of the revision and future years if the revision affects both current and future years.
Determination of useful lives of property, plant and equipment—The Company periodically assesses the estimated useful lives of property, plant and equipment. As a result of a review completed in April 2023, the Company concluded the estimated maximum useful life of certain buildings should be increased from 26 years to 50 years. This change in estimate was applied prospectively, effective beginning in the first quarter of 2023. The impact of the change in estimated useful lives of certain buildings resulted in an increase to income before income taxes of $76 million for the year ended December 31, 2023.
Inventory Valuation—Inventory is based on a standard cost process with appropriate adjustments for purchasing and manufacturing variances, which approximates weighted average cost. The cost of raw materials is determined using applicable raw material purchase prices. The cost of supplies is determined based on a weighted-average cost formula. Work in process and finished goods are valued at the cost of direct materials and a proportion of manufacturing labor and overhead costs based on normal operating capacity.
Inventory allowances are made on an item-by-item basis, except where it may be appropriate to group similar or related items. An allowance is made for the estimated losses due to obsolescence based on expected future demand and market conditions. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.
Impairment Assessment of Non-Financial Assets—Impairment exists when the carrying value of an asset or CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs to sell calculation is based on a discounted cash flow analysis that a potential buyer would perform in determining a transaction value of the CGU less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow model. When preparing the discounted cash flow analysis, the Company makes judgments in determining the independent cash flows that can be related to a specific CGU based on its asset usage model and manufacturing capabilities in addition to the discount rate used in the analysis. In addition, because judgments are made regarding the remaining useful lives of assets and expected future revenue and expenses associated with the assets, changes in these estimates based on changes in economic conditions or business strategies could result in material impairment charges in future periods.
Income Taxes and Realization of Deferred Tax Assets—In determining taxable income for financial statement reporting purposes, management makes certain estimates and judgments specific to taxation issues. These estimates and judgments are applied in the calculation of certain tax liabilities and in the determination of the recoverability of deferred tax assets, which arise from temporary differences between the recognition of assets and liabilities for income tax and financial statement reporting purposes.
Deferred taxes are recognized for unused losses, among other factors, to the extent that it is probable that taxable profit will be available against which the losses can be utilized.
This evaluation requires the exercise of judgment with respect to, among other things, benefits that could be realized from available tax strategies and future taxable income, as well as other positive and negative factors. The ultimate realization of deferred tax assets is dependent upon, among other things, the Company’s ability to generate future taxable income that is sufficient to utilize loss carry-forwards or tax credits before their expiration or the Company’s ability to implement prudent and feasible tax planning strategies.
If estimates of projected future taxable income and benefits from available tax strategies are reduced as a result of a change in the assessment or due to other factors, or if changes in current tax regulations are enacted that impose restrictions on the timing or extent of the Company’s ability to utilize net operating losses and tax credit carry-forwards in the future, the Company may be required to reduce the amount of total deferred tax assets resulting in a decrease of total assets. Likewise, a change in the tax rates applicable in the various jurisdictions or unfavorable outcomes of any ongoing tax audits could have a material impact on the future tax provisions in the periods in which these changes could occur.
In addition, the calculation of tax liabilities involves dealing with uncertainties in the application of complex tax rules and the potential for future adjustment of uncertain tax positions by the tax authorities in the countries in which the Company operates. If estimates of these taxes are greater or less than actual results, an additional tax benefit or charge may result.
Share-based compensation—Share-based compensation expense is recognized based on the grant date fair value of the awards. The fair value of Restricted Share Units (“RSUs”) is determined based on the closing price of the ordinary stock on the date of grant. The fair value of stock options is estimated using the Black-Scholes option pricing model for options. The fair value of Performance Share Units (“PSUs”) is estimated using a Monte Carlo simulation. Both models require management to make certain assumptions of future expectations based on historical and current data. The assumptions include the estimated fair value of the Company’s stock, expected term of the awards, expected volatility, dividend yield, and risk-free interest rate. These estimates involve inherent uncertainties and the application of management’s judgment.
The principles of modification accounting are applied when a new share-based payment is granted as a replacement for another share-based payment that is cancelled. When modification accounting is applied, the entity accounts for any incremental fair value in addition to the grant-date fair value of the original award. In the case of a replacement, the incremental fair value is the difference between the fair value of the replacement award and the net fair value of the cancelled award, both measured at the date on which the replacement award is issued. The net fair value is the fair value of the cancelled award measured immediately before the cancellation, less any payment made to the employees on cancellation.
A package of modifications might include several changes to the terms of a grant, some of which are favorable to the employee and some not. In the event the net effect is not beneficial to the employee, cancellation accounting will be applied. Cancellations or settlements of equity-settled share-based payments during the vesting period by the Company are accounted for as accelerated vesting; therefore, the amount that would otherwise have been recognized for services received is recognized immediately.
In September 2023, the people and compensation committee of GlobalFoundries approved a modification to the 2023 PSUs, to adjust the return on invested capital (“ROIC”) performance threshold. The modification did not increase the fair value of the 2023 PSUs as the non-market performance condition was not considered when determining the fair value on the modification date. The Company will cumulatively adjust the expense based on the number of shares probable of vesting based on ROIC metrics and the grant date fair value.